ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

Note 1 - ORGANIZATION AND PRINCIPAL ACTIVITIES

AGM Group Holdings Inc. (“AGM Holdings”) was incorporated on April 27, 2015 under the laws of the British Virgin Islands (“BVI”). AGM Holdings is a holding company and does not own any material assets or liabilities other than holding equity interest of multiple entities and certain cash and cash equivalents.

AGM Technology Limited (“AGM HK”) was incorporated on May 21, 2015 under the laws of Hong Kong. It was an operating subsidiary focused on serving customers in Asia. On September 5, 2025, AGM Holdings entered into an Equity Transfer Agreement with Mr. Peng Liu, an unrelated third party, pursuant to which AGM Holdings sold all shares of AGM HK held by AGM Holdings.

AGM Tianjin Construction Development Co., Ltd. (“AGM Tianjin”) was incorporated on October 13, 2015 in Tianjin under the laws of the People’s Republic of China. AGM Tianjin was subsidiary of AGM HK. and held 100% of the equity interests in Beijing AnGaoMeng Technology Service Co., Ltd. (“AGM Beijing”), which was incorporated on November 13, 2015 in Beijing. AGM Beijing was a subsidiary of AGM Tianjin. On July 28, 2025, AGM HK, entered into an equity transfer agreement by and among AGM HK, Huai’an Qiguangdian Network Technology Co., Ltd. (“HQ Network”), AGM Tianjin and AGM Beijing for the sale of shares of AGM Tianjin and AGM Beijing held by AGM HK to HQ Network.

KOI Global Ltd (Previously known as “AGM Software Service LTD”, “AGM Software”), was incorporated on June 14, 2017 under the laws of BVI. AGM Software is a subsidiary of AGM Holdings and its principal activity will be assisting AGM HK in providing core technology services to customers in Hong Kong. On January 15, 2026, AGM Holdings entered into an equity transfer agreement by and among AGM Holdings and Mr. Yuqiang Huang for the sale of 45% of the equity interests in AGM Software.

On June 17, 2021, Nanjing Lucun Semiconductor Co., Ltd. (“Nanjing Lucun”) was incorporated in the People’s Republic of China under the laws of the People’s Republic of China. Nanjing Lucun was a subsidiary of AGM HK. On November 24, 2022, Nanjing Lucun established a branch in Beijing (“Nanjing Lucun Beijing Branch”). On October 10, 2024, Nanjing Lucun Beijing Branch was deregistered. Pursuant to an equity purchased agreement dated May 6, 2025, Hong Kong Giant Electronics Co., Limited agreed to purchase Nanjing Lucun for a consideration of $57,450,000.

On July 30, 2021, AGM Defi Lab Pte Limited, (“AGM Defi Lab”) was incorporated under the laws of Singapore. AGM Defi Lab was a wholly-owned subsidiary of AGM Holdings and its principal activity was to provide software development and consulting services in Asian areas. Pursuant to an equity transfer agreement dated January 15, 2026, Mr. Yuqiang Huang agreed to purchase 100% of the equity interests in AGM Defi Lab and AGM Defi Tech, and 45% of the equity interests in AGM Software, for a consideration of $170,000.

On August 9, 2021, AGM Defi Tech Limited., (“AGM Defi Tech”) was incorporated under the laws of Hong Kong. AGM Defi Tech was a subsidiary of AGM Holdings and its principal activity was to provide software development and consulting services in Asia. Pursuant to an equity transfer agreement dated January 15, 2026, Mr. Yuqiang Huang agreed to purchase 100% of the equity interests in AGM Defi Lab and AGM Defi Tech, and 45% of the equity interests in AGM Software, for a consideration of $170,000.

On October 21, 2021, Beijing Keen Sense Technology Service Co., Ltd. (“Beijing Keen Sense”) was incorporated under the laws of the People’s Republic of China. Beijing Keen Sense was a subsidiary of AGM Defi Tech and its principal activity was to hire personnel and talents in fintech and blockchain areas and provide related development and research services in Asia. On August 11, 2025, Beijing Keen Sense Technology Service Co., Ltd was deregistered.

On January 26, 2024, AGM Electronic, a direct subsidiary of AGM Holdings, was incorporated under the laws of Hong Kong. AGM Electronic was formed to conduct technology hardware research and development, manufacture, and sales in Asia.

On April 17, 2024, AGM Canada, a direct subsidiary of AGM Holdings, was incorporated under the laws of British Columbia, Canada. AGM Canada was formed to conduct technology hardware research and development, manufacture, and sales in North America.

On April 26, 2024, Beijing Bixin Electronic Technology Co., Ltd (“Beijing Bixin”), a direct subsidiary of AGM Electronic, was incorporated under the laws of the People’s Republic of China. Beijing Bixin was formed to serve customers in Asia. Beijing Bixin was dissolved in May 2026.

On October 1, 2024, AGM Energy was incorporated under the laws of Alberta, Canada. AGM Canada owns 49% of AGM Energy.

On December 4, 2024, AGM Integrated was incorporated under the laws of Hong Kong and is primarily engaged in the sale of cryptocurrency mining machines and standardized computing equipment. AGM Holdings owns 100% of AGM Integrated.

AGM Electronic and AGM Canada are mainly engaged in sales of cryptocurrency mining machines and standardized computing equipment. Beijing Bixin was primarily engaged in software development and provider. AGM Energy is into clean energy industry. None of these entities has any operations from inception to the date of this annual report.

AGM HK, AGM Tianjin, AGM Beijing, AGM Software, Nanjing Lucun, AGM Defi Lab, AGM Defi Tech, Beijing Keen Sense, AGM Electronic, AGM Canada, Beijing Bixin, AGM Energy, and AGM Integrated, are collectively referred to as subsidiaries. AGM Holdings and its consolidated subsidiaries are collectively referred to herein as the “Company” unless specific reference is made to a particular entity.

The consolidated financial statements reflect the activities of AGM Holdings and each of the following entities:

Name	Date of Incorporation	Place of Incorporation	Percentage of Effective Ownership	Principal Activities
AGM Group Holdings Inc. (“AGM Holdings”)	April 27, 2015	BVI	100%	Holding company
AGM Technology Limited (“AGM HK”)(1)	May 21, 2015	Hong Kong	100%	Sale of cryptocurrency mining machines and standardized computing equipment
AGM Tianjin Construction Development Co., Ltd. (“AGM Tianjin”) formerly Shenzhen AnGaoMeng Financial Technology Service Co., Ltd.(1)	October 13, 2015	China	100%	Holding entity
Beijing AnGaoMeng Technology Service Co., Ltd. (“AGM Beijing”)(1)	November 13, 2015	China	100%	Software development and provider
KOI Global Ltd. previously known as AGM Software Service LTD(“AGM Software”)	June 14, 2017	BVI	100%	Core technology service provider
Nanjing Lucun Semiconductor Co., Ltd. (“Nanjing Lucun”)(1)	June 17, 2021	China	100%	Sale of cryptocurrency mining machines and standardized computing equipment
AGM Defi Lab Pte Limited (“AGM Defi Lab”)	July 30, 2021	Singapore	100%	Software development and provider
AGM Defi Tech Limited (“AGM Defi Tech”)	August 9, 2021	Hong Kong	100%	Software development and provider
Beijing Keen Sense Technology Service Co., Ltd (“Beijing Keen Sense”)(2)	October 21, 2021	China	100%	Software development and provider
AGM Electronic Technology Limited (“AGM Electronic”)	January 26, 2024	Hong Kong	100%	Sale of cryptocurrency mining machines and standardized computing equipment
AGM Canada Holdings Limited (“AGM Canada”)	April 17, 2024	Canada	100%	Sale of cryptocurrency mining machines and standardized computing equipment
Beijing Bixin Electronic Technology Co., Ltd (“Beijing Bixin”)	April 26, 2024	China	100%	Software development and provider
AGM Energy Corp. (“AGM Energy”)	October 1, 2024	Canada	49%	Clean energy industries
AGM Integrated Tech Limited (“AGM Integrated”)	December 4, 2024	Hong Kong	100%	Sale of cryptocurrency mining machines and standardized computing equipment

(1)	The Company has disposed the subsidiaries.

Disposal of Nanjing Lucun

On December 10, 2024, the board of directors decided to sell the Nanjing Lucun, a wholly-owned subsidiary of the Company before April 30, 2025. The sale of Nanjing Lucun falls under the category of non-continuing operations that have significant impact on the company’s entity’s operation, financial performance, or represent a strategic shift as it conforms to the definition of discontinued operations under ASC 205-20-45-1A to 45-1C and ASC 205-20-45-1E. We retrospectively classified it as a discontinued operation.

In May 2025, the Company disposed of its 100% equity interest in Nanjing Lucun for a cash consideration of $57,450,000, which was based on its net asset value as of December 31, 2024. Upon completion of the disposal, the Company recognized a loss of $7,518,052 representing the excess of the carrying amount of the net assets disposed of over the consideration. See Note 3 for further details.

Disposal of AGM Tianjin and AGM Beijing

In July 2025, the Company disposed of 100% equity interests in AGM Tianjin and AGM Beijing, for a cash consideration of $5,000. Upon completion of the disposal, the Company recognized a gain on disposal of $2,945,723, representing the excess of the consideration over the net book value of the subsidiaries at the date of disposal.

Disposal of AGM HK

In September 2025, the Company disposed of 100% equity interests in AGM HK, for a cash consideration of $6,850,000. Upon completion of the disposal, the Company recognized a gain on disposal of $13,044,190, representing the excess of the consideration over the net book value of the subsidiaries at the date of disposal.

(2)	The subsidiary was deregistered on August 11, 2025.